Investment Company Act file number: 811-07871

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC

(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005

(Address of principal executive offices) (Zip code)

George O. Martinez, President, National Investors Cash Management Fund, Inc.

60 State Street, Suite 1300, Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-908 7537

Date of fiscal year end: April 30, 2003

Date of reporting period: April 30, 2003

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Board of Directors and Executive Officers

DIRECTORS

James F. Rittinger†
Partner
Satterlee Stephens
Burke & Burke LLP

Theodore Rosen
Managing Director of Burnham
Securities, Inc. and Chairman
of the Board of
Marathon Capital LLC

Richard W. Dalrymple
Chief Operating Officer of
National Center for
Disability Services

Peter B. M. Eby
Corporate Director of
George Weston Ltd.

EXECUTIVE OFFICERS

George O. Martinez*
President and
Chief Executive Officer

Christopher Salfi
Treasurer and
Chief Financial Officer

**Affiliated person of the Distributor*
†Interested Director

TD WATERHOUSE ASSET MANAGEMENT, INC.

Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli
Chairman, President,
Chief Operating Officer
and Chief Executive Officer

Richard H. Neiman
Executive Vice President,
General Counsel and Secretary

SENIOR OFFICERS

David A. Hartman
Senior Vice President and
Chief Investment Officer

B. Kevin Sterns
Executive Vice President,
Chief Financial Officer
and Treasurer

Michele R. Teichner
Senior Vice President
Compliance, Administration
and Operations

TD WATERHOUSE ASSET MANAGEMENT, INC.

Service Providers

Investment Manager
TD Waterhouse Asset
Management, Inc.
100 Wall Street
New York, NY 10005

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109

Transfer Agent
National Investor Services Corp.
55 Water Street
New York, NY 10041

Administrator & Shareholder Servicing
TD Waterhouse Investor
Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Directors Counsel
Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY 10019

DEAR SHAREHOLDER:

I am pleased to provide you with the National Investors Cash Management Fund (the "Funds") annual report for the year ended April 30, 2003.

Uncertainty kept the markets unsettled during this period. Uncertainty is a recurring theme in financial markets. History is bookmarked with bouts of market turmoil sparked by unexpected economic, financial or geopolitical events; some more serious than others.

With time, however, the negative impact of uncertainty on the markets is surmountable. Therefore, it's important that investors are well-positioned for any market environment. That means establishing an appropriate financial plan designed to achieve your long-term goals.

Money market funds have a role to play in such a financial plan. They enhance diversification, offering another option for spreading risk among different investments, thereby limiting the vulnerability of your portfolio. They also provide a vehicle for keeping cash readily available for investment opportunities as they arise. TD Waterhouse money market funds are well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Frank J. Petrilli
Chairman
National Investor Services Corp.
June 25, 2003

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. For a prospectus containing complete information about the Funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.

MARKET REVIEW

Financial markets remained volatile during the year ended April 30, 2003, as mixed data and geopolitical uncertainty continued to cloud the outlook for U.S. economic recovery.

Investors became optimistic after the Republicans won control of Congress in November's mid-term elections on expectations this would give President Bush the possible backing for more tax cuts and increased government spending. Fiscal stimulus was seen as a timely economic tonic that would lay the foundation for a turnaround in corporate earnings growth, leading to higher business spending and job growth.

In the early part of the new year, however, investors turned their attention back to geopolitical concerns, namely the possibility of war with Iraq and the potential impact that a lengthy conflict could have on economic growth and corporate profits. The result was heightened volatility. Markets began to stabilize once military operations got underway and confidence mounted that the war would likely be over relatively quickly.

Fixed-income investments moved in and out of favor, as investors wrestled with all the uncertainty, but generally benefited from their appeal as a safe haven, as well as from continued low interest rates and subdued inflation. These factors pushed yields down across the yield curve, driving bond prices higher. Corporate issues followed a similar pattern, increasing in value in an overall flight to bonds, as investors sought higher income payouts. They received a further boost as companies, in a move to strengthen their balance sheets, paid down debt.

A big question mark remains for the economic outlook. Reports continue to provide mixed messages on the current state of the economy and whether the recovery has stalled. On the plus side, the war in Iraq has wound down, taking pressure off energy prices. Corporate earnings growth has shown signs of improvement, breathing new life into the stock market. All this has bolstered consumer confidence and raised investors' hope for a rebound in consumer spending and business investment. Both slowed in the first quarter of 2003 amid war jitters, resulting in lower-than-expected GDP (Gross Domestic Product) growth for the same period.

Still, these uncertain times have continued to be marked by the loss of jobs this year, notably in the manufacturing sector. Slowing manufacturing activity, one of the missing links of the economic recovery, suggests the turnaround in the sector that began in late 2001 may be faltering for a second time. This weakness may be a result of apprehensions over the war in Iraq or a deeper problem in business capital spending. The sector had to

overcome three setbacks before pulling ahead following the 1990-91 recession. Better-than-expected improvement in the manufacturing data in May has provided encouragement the sector may have regained its footing.

The Federal Reserve Open Market Committee ("Federal Reserve") has maintained a close watch on economic developments, looking for a clearer picture to emerge. It has acknowledged that geopolitical concerns have hampered economic activity. In addition, the Federal Reserve indicated that the economic outlook was so murky during the lead-up to war that it could not "usefully characterize the current balance of risks" between growth and inflation.

Since the war, the Federal Reserve's main concern hasn't been so much further weakness in the economy; it sees the potential for sustainable growth down the road. Its fear is that in the meantime inflation might decline substantially from its already low level, which could put pressure on profit margins and hinder a recovery in business spending. Federal Reserve Chairman Alan Greenspan noted in his most recent testimony to Congress that "many more weeks of data will be needed to confidently discern the underlying trends" in the economy.

His comments increased expectations of another rate reduction in the near term. The debate in the market was whether it would be 0.25% or 0.50%. The answer came at the Federal Reserve's most recent policy meeting, as the target Federal Funds rate was trimmed by 0.25% to 1.00% – the lowest level since 0.68% in July 1958.

In a statement accompanying the decision, the Federal Reserve said, "Recent signs point to a firming in spending, markedly improved financial conditions, and labor and product markets that are stabilizing. The economy, nonetheless, has yet to exhibit sustainable growth."

The environment appears to favor continued low levels of interest rates and contained inflation, which may provide stability for interest-sensitive investments.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

David Hartman

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.

June 25, 2003

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share.

Distributor: Funds Distributor, Inc.

National Investors Cash Management Fund, Inc.

	Money Market
	Invests in high-quality money market securities.
Seven-Day Yield*	0.65%
Seven-Day Effective Yield*	0.65%

Maturity Composition**

Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

Average Maturity: 52 days

1-30 days	33.9%
31-60 days	5.9%
61-90 days	13.4%
Over 90 days	46.8%



Portfolio Composition**

All figures are shown as a percentage of the Portfolio's investments. All of the Portfolio's securities are in the top tier of credit quality.

By Security Type


1
2
3
4

1. 56.5% Corporate Obligations
2. 37.9% Bank Obligations
3. 3.5% Taxable Municipal Commercial Paper
4. 2.1% Government Obligations/ Repurchase Agreements

* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Portfolio's seven-day yield would have been: Money Market: 0.48%; U.S. Government: 0.35%; Municipal: 0.32%. The seven-day effective yield would have been: Money Market: 0.48%; U.S. Government: 0.35%; Municipal: 0.32%.

** Portfolio composition is subject to change.

*** U.S. Government guarantees apply to the underlying securities of the Portfolio and not the Portfolio's shares.

PORTFOLIO SUMMARIES AS OF 4/30/03

U.S. Government	Municipal
Invests in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities.* **	**Invests primarily in high quality municipal securities that pay dividends exempt from federal income taxes.*******
0.52%	**0.57%**
0.52%	**0.57%********

U.S. Government

Average Maturity: 50 days

1-30 days	47.2%
31-60 days	17.8%
61-90 days	14.1%
Over 90 days	20.9%



By Security Type



1
2

1. 73.0% Agency Obligations
2. 27.0% U.S. Government Obligations/ Repurchase Agreements

Municipal

Average Maturity: 54 days

1-30 days	64.3%
31-60 days	4.5%
61-90 days	4.5%
Over 90 days	26.7%



By Security Type



1
2
3
4
5
6

1. 39.4% 7-Day Demand Notes
2. 23.1% Daily Demand Notes
3. 17.3% Tax-Exempt Commercial Paper
4. 11.2% Put-Bonds
5. 7.6% Tax-Exempt Notes
6. 1.4% Tax-Exempt Bonds

**** Income may be subject to federal alternative minimum tax.

***** Tax-equivalent yield is 0.88% assuming a 2003 maximum federal income tax rate of 35%.

Statements of Assets and Liabilities

April 30, 2003

Assets

Investments in securities, at value

Repurchase Agreements

Cash

Receivable for capital shares sold

Interest receivable

TOTAL ASSETS

Liabilities

Payable for securities purchased

Payable for capital shares redeemed

Payable to Investment Manager and its affiliates (Note 3)

Accrued expenses

Dividends payable to shareholders

TOTAL LIABILITIES

Net Assets

Net assets consist of:

Paid-in-capital

Distributions in excess of net investment income

Accumulated net realized gains (losses) from security transactions

Net assets, at value

Shares outstanding ($.0001 par value common stock, 60 billion, 20 billion, and 20 billion shares authorized, respectively)

Net asset value, redemption price and offering price per share (Note 2)

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio
	$ 482,361,152	$ 325,043,565	$ 26,672,337
	—	120,059,000	—
	270,824	23,634	58,334
	3,488,746	2,545,721	101,460
	849,776	217,866	54,097
	486,970,498	447,889,786	26,886,228
	500,000	—	215,000
	5,541,623	4,694,279	91,254
	295,665	270,739	14,040
	91,670	89,135	23,882
	8,628	6,616	420
	6,437,586	5,060,769	344,596
	$ 480,532,912	$ 442,829,017	$ 26,541,632
	$ 480,529,169	$ 442,829,620	$ 26,542,053
	—	(603)	—
	3,743	—	(421)
	$ 480,532,912	$ 442,829,017	$ 26,541,632
	480,529,169	442,829,620	26,542,053
	$ 1.00	$ 1.00	$ 1.00

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2003

Investment Income

Interest income

Expenses

Investment management fees (Note 3)
Shareholder servicing fees (Note 3)
Transfer agent fees (Note 3)
Administration fees (Note 3)
Shareholder reports and mailing fees
Registration fees
Custody fees
Professional fees
Directors' fees (Note 4)
Other expenses
TOTAL EXPENSES

Fees waived by the Investment Manager and its affiliates (Note 3)

Net Expenses

Net Investment Income

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS

NET INCREASE IN NET ASSETS FROM OPERATIONS

Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio
$ 9,756,113	$ 8,312,034	$ 406,699
1,859,977	1,690,860	95,743
1,328,558	1,207,760	68,387
1,062,858	966,218	54,711
531,419	483,100	27,355
102,596	84,856	1,916
3,365	10,396	1,165
40,982	52,515	5,994
53,564	38,214	11,008
5,726	5,724	5,724
10,773	15,883	3,442
4,999,818	4,555,526	275,445
(907,858)	(835,622)	(67,547)
4,091,960	3,719,904	207,898
5,664,153	4,592,130	198,801
7,987	2,938	(80)
$ 5,672,140	$ 4,595,068	$ 198,721

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	Money Market Portfolio	
	Year Ended April 30, 2003	Year Ended April 30, 2002
OPERATIONS:		
Net investment income	$ 5,664,153	$ 15,318,815
Net realized gains (losses) from security transactions	7,987	186,837
Net increase in net assets from operations	5,672,140	15,505,652
DISTRIBUTIONS TO SHAREHOLDERS:		
From net investment income	(5,664,153)	(15,318,815)
From net realized gains on security transactions	(186,148)	–
	(5,850,301)	(15,318,815)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):		
Proceeds from shares sold	1,384,745,076	1,629,689,395
Shares issued in reinvestment of dividends	5,861,634	15,377,786
Payments for shares redeemed	(1,429,949,455)	(1,780,629,262)
Net decrease in net assets from capital share transactions	(39,342,745)	(135,562,081)
Total Decrease in Net Assets	(39,520,906)	(135,375,244)
NET ASSETS:		
Beginning of year	520,053,818	655,429,062
End of year	$ 480,532,912	$ 520,053,818

U.S. Government Portfolio		Municipal Portfolio	
Year Ended April 30, 2003	**Year Ended April 30, 2002**	**Year Ended April 30, 2003**	**Year Ended April 30, 2002**
$ 4,592,130	$ 12,588,086	$ 198,801	$ 472,999
2,938	21,486	(80)	10
4,595,068	12,609,572	198,721	473,009
(4,592,130)	(12,588,086)	(198,801)	(472,999)
(3,900)	–	–	–
(4,596,030)	(12,588,086)	(198,801)	(472,999)
1,029,276,062	1,328,998,716	64,327,299	94,522,951
4,607,672	12,634,297	199,297	475,076
(1,069,617,406)	(1,423,812,084)	(69,822,432)	(95,941,071)
(35,733,672)	(82,179,071)	(5,295,836)	(943,044)
(35,734,634)	(82,157,585)	(5,295,916)	(943,034)
478,563,651	560,721,236	31,837,548	32,780,582
$ 442,829,017	$ 478,563,651	$ 26,541,632	$ 31,837,548

Please see accompanying notes to financial statements.

Financial Highlights

	Year Ended April 30, 2003
Per Share Operating Performance	
Net asset value, beginning of period	$ 1.000
Net investment income	0.011
Distributions from net investment income	(0.011)
Distributions from capital gains	(0.000)**
Net asset value, end of period	$ 1.000
Ratios	
Ratio of expenses to average net assets	0.77%
Ratio of net investment income to average net assets	1.07%
Decrease reflected in above expense ratio due to waivers/ reimbursements by the Investment Manager and its affiliates (Note 3)	0.17%
Supplemental Data	
Total investment return[(B)]	1.10%
Net assets, end of period	$ 480,532,912
Average net assets	$ 531,526,644

* Portfolio commenced operations on May 20, 1998.
** Amount represents less than $0.001 per share.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

Money Market Portfolio

Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2000	Period Ended April 30, 1999*
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.026	0.057	0.049	0.049
(0.026)	(0.057)	(0.049)	(0.049)
—	—	—	—
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.76%	0.75%	0.75%	0.75%(A)
2.63%	5.66%	4.89%	4.26%(A)
0.20%	0.21%	0.20%	0.38%(A)
2.62%	5.81%	5.00%	5.23%(A)
$ 520,053,818	$ 655,429,062	$ 771,517,180	$ 720,961,485
$ 582,423,461	$ 669,456,012	$ 793,427,494	$ 128,275,220

Please see accompanying notes to financial statements.

Financial Highlights

	Year Ended April 30, 2003
Per Share Operating Performance	
Net asset value, beginning of period	$ 1.000
Net investment income	0.009
Distributions from net investment income	(0.009)
Distributions from capital gains	(0.000)**
Net asset value, end of period	$ 1.000
Ratios	
Ratio of expenses to average net assets	0.77%
Ratio of net investment income to average net assets	0.95%
Decrease reflected in above expense ratio due to waivers/ reimbursements by the Investment Manager and its affiliates (Note 3)	0.17%
Supplemental Data	
Total investment return[(B)]	0.95%
Net assets, end of period	$ 442,829,017
Average net assets	$ 483,106,468

* Portfolio commenced operations on May 20, 1998.
** Amount represents less than $0.001 per share.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

U.S. Government Portfolio

Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2000	Period Ended April 30, 1999*
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.024	0.055	0.048	0.014
(0.024)	(0.055)	(0.048)	(0.014)
—	—	—	—
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.76%	0.75%	0.75%	0.75%(A)
2.46%	5.54%	4.77%	4.10%(A)
0.19%	0.19%	0.20%	0.37%(A)
2.46%	5.67%	4.88%	1.47%(A)
$ 478,563,651	$ 560,721,236	$ 680,196,336	$ 640,012,038
$ 511,741,615	$ 586,109,217	$ 669,931,306	$ 117,827,697

Please see accompanying notes to financial statements.

Financial Highlights

	Year Ended April 30, 2003
Per Share Operating Performance	
Net asset value, beginning of period	$ 1.000
Net investment income	0.007
Distributions from net investment income	(0.007)
Net asset value, end of period	$ 1.000
Ratios	
Ratio of expenses to average net assets	0.76%
Ratio of net investment income to average net assets	0.73%
Decrease reflected in above expense ratio due to waivers/ reimbursements by the Investment Manager and its affiliates (Note 3)	0.25%
Supplemental Data	
Total investment return[(B)]	0.73%
Net assets, end of period	$ 26,541,632
Average net assets	$ 27,355,008

* Portfolio commenced operations on May 20, 1998.

(A) Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

Municipal Portfolio

Year Ended April 30, 2002	Year Ended April 30, 2001	Year Ended April 30, 2000	Period Ended April 30, 1999*
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.015	0.034	0.028	0.010
(0.015)	(0.034)	(0.028)	(0.010)
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.75%	0.74%	0.74%	0.74%(A)
1.45%	3.36%	2.82%	2.31%(A)
0.46%	0.51%	0.39%	0.86%(A)
1.47%	3.42%	2.87%	1.07%(A)
$ 31,837,548	$ 32,780,582	$ 39,227,692	$ 40,665,010
$ 32,674,141	$ 34,617,998	$ 42,806,126	$ 7,448,507

Please see accompanying notes to financial statements.

Notes to Financial Statements — April 30, 2003

Note 1 — Organization

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio and the Money Market Plus Portfolio (each a "Portfolio" and collectively the "Portfolios") are each diversified within the meaning of the Act. The financial statements of the Money Market Plus Portfolio are not presented herein, but are presented separately. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors tax-exempt income on a Federal level by investing primarily in municipal securities.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Use of Estimates — The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires the use of management estimates and assumptions. Actual results could differ from these estimates.

Securities Valuation — Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2003, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Computation of Net Asset Value — It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset

Notes to Financial Statements — April 30, 2003

Management, Inc. (the Portfolios' "Investment Manager"), subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to more than one series of the Fund, including the Portfolios, are allocated on a pro rata basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended April 30,

Notes to Financial Statements — April 30, 2003

2003, the Investment Manager voluntarily waived management fees of $353,056, $324,968 and $26,300 for the Money Market, U.S. Government and Municipal Portfolios, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For the administrative services rendered to the Portfolios, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of such Portfolio's average daily net assets. For the year ended April 30, 2003, TD Waterhouse voluntarily waived administration fees of $100,873, $92,848 and $7,514 for the Money Market, U.S. Government and Municipal Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolios. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended April 30, 2003, TD Waterhouse voluntarily waived shareholder services fees of $252,183, $232,120 and $18,705 for the Money Market, U.S. Government and Municipal Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended April 30, 2003, the Transfer Agent voluntarily waived $201,746, $185,686 and $15,028 of its transfer agent fees for the Money Market, U.S. Government and Municipal Portfolios, respectively.

Note 4 — Directors' Fees

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1. a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4. a meeting fee of $3,000 for each meeting attended.

Notes to Financial Statements — April 30, 2003

Compensation is allocated among the investment companies and their series, including the Portfolios.

Note 5 — Federal Income Taxes

It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. The tax character of distributions paid to shareholders during the years ended April 30, 2003 and 2002 were all tax-exempt income with respect to the Municipal Portfolio, and all ordinary income with respect to the Money Market and U.S. Government Portfolios.

During the year ended April 30, 2003, as a result of permanent book to tax differences the U.S. Government Portfolio increased accumulated net realized gains from securities transactions and decreased undistributed net investment income by $603.

Note 6 — Federal Tax Information (Unaudited)

In accordance with Federal tax requirements, the Municipal Portfolio designated all the dividends paid from net investment income during the year ended April 30, 2003 as "exempt-interest dividends". As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio's taxable ordinary dividends and capital gains distributions paid (if any) for the 2003 calendar year in 2004.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	CORPORATE OBLIGATIONS		
	ASSET-BACKED OBLIGATIONS-25.6%		
$ 15,000,000	Aquinas Funding LLC, 1.30%, due 8/20/03 (CREDIT: MBIA; Rabobank Nederland) (Note D)	1.30	$ 14,940,337
10,000,000	Belford U.S. Capital Co., LLC, 1.30%, due 5/8/03 (Notes A, D)	1.30	10,000,000
10,000,000	Belford U.S. Capital Co., LLC, 1.32%, due 5/27/03 (Notes A, D)	1.32	10,000,000
6,000,000	Belford U.S. Capital Co., LLC, 1.33%, due 5/19/03 (Notes A, D)	1.33	6,000,000
6,000,000	CORSAIR Trust I-1002, 1.54%, due 5/29/03 (CREDIT: General Electric Capital Corp.; Counterparty: JPMorgan Chase Bank) (Notes A, B, D)	1.54	6,000,000
10,000,000	Credit and Repackaged Secs. Ltd., Ser. 2002-8 MTN, 1.59%, due 5/12/03 (CREDIT: AIG Funding, Inc.; Counterparty: Goldman Sachs & Co.) (Notes A, B, D)	1.59	10,000,000
10,000,000	Holdenby Capital Co., LLC, 1.41%, due 6/11/03 (LIQ: CDC IXIS) (Note D)	1.41	9,984,056
10,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.29%, due 3/22/04 (Note D)	1.29	10,000,000
5,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.31%, due 5/28/03 (Notes A, D)	1.32	4,999,630
10,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.50%, due 1/8/04 (Note D)	1.50	10,000,000
11,000,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.29%, due 5/20/03 (CREDIT: FleetBoston Financial Corp.) (Note D)	1.29	10,992,511
10,000,000	RACERS Trust, Ser. 2001-8-MM, Cl. A-2 Notes, 1.56%, due 5/1/03 (CREDIT: ZCM Matched Funding Corp.) (Note D)	1.56	10,000,000
10,000,000	Zurich Trust Certificate Program Ser. ZTC-2T, Cl. A, Certs. 1.52%, due 5/24/03 (GTY: ZCM Matched Funding Corp.) (Notes A, D)	1.52	10,000,000
			122,916,534
	BROKER/DEALER OBLIGATIONS-14.0%		
3,000,000	Bear Stearns Cos., Inc., 1.58%, due 5/22/03 (Note A)	1.32	3,001,597
5,400,000	Credit Suisse First Boston (USA), Inc., 1.48%, due 7/7/03 (Note A)	1.26	5,404,440
6,640,000	Credit Suisse First Boston (USA), Inc., 1.53%, due 7/21/03 (Note A)	1.39	6,646,795
3,000,000	Credit Suisse First Boston (USA), Inc., 1.85%, due 7/18/03 (Note A)	1.35	3,003,021
4,545,000	Lehman Bros. Holdings, Inc., 7.00%, due 5/15/03	1.40	4,554,872
20,000,000	Merrill Lynch & Co., Inc., 1.36%, due 5/12/03 (Note A)	1.36	20,000,000
3,300,000	Merrill Lynch & Co., Inc., 1.49%, due 6/26/03 (Note A)	1.35	3,300,654
2,400,000	Morgan Stanley Dean Witter, 1.60%, due 5/7/03 (Note A)	1.34	2,401,518
18,800,000	Morgan Stanley Dean Witter, 1.41%, due 5/15/03 (Note A)	1.41	18,800,000
			67,112,897

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	EXTENDIBLE COMMERCIAL NOTES-3.1%		
$ 15,000,000	ASAP Funding Inc., 1.30%, due 6/2/03 (CREDIT: Bank of America Corp.; Citigroup Inc.) (Notes D, F)	1.30	**$ 14,982,667**
	FINANCE & INSURANCE OBLIGATIONS-5.6%		
7,000,000	Associates Corp. of N.A., 1.60%, due 5/8/03 (Note A)	1.33	7,000,372
5,000,000	Sigma Finance, Inc., 1.19%, due 8/26/03 (Note D)	1.19	4,980,825
10,000,000	Sigma Finance, Inc., 1.27%, due 3/18/04 (Note D)	1.27	9,999,120
5,000,000	ZCM Matched Funding Corp., 1.35%, due 5/2/03 (GTY: Zurich Insurance Co.) (Note D)	1.35	4,999,812
			26,980,129
	FUNDING AGREEMENTS-5.2%		
25,000,000	Metropolitan Life Insurance Co., 1.47%, due 7/1/03 (Notes A, D)	1.47	**25,000,000**
	INDUSTRIAL & OTHER OBLIGATIONS-3.2%		
15,000,000	BellSouth Corp., 4.16%, due 4/26/04 (Note D)	1.46	**15,400,770**
	TOTAL CORPORATE OBLIGATIONS-56.7%		**272,392,997**
	BANK OBLIGATIONS		
	BANK NOTES-7.3%		
10,000,000	ABN Amro Bank N.V., 1.56%, due 5/8/03 (CREDIT: General Electric Capital Corp.; ABN Amro Bank, N.V.) (Notes A, D)	1.56	10,000,000
10,000,000	Deutsche Bank AG, 1.40%, due 6/2/03 (Notes A, D)	1.20	10,002,351
15,000,000	Fleet National Bank, 1.50%, due 7/31/03 (Note A)	1.32	15,006,764
			35,009,115
	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT-9.8%		
7,000,000	Barclays Bank PLC, 1.09%, due 12/15/03	1.12	6,998,674
15,000,000	Canadian Imperial Bank of Commerce, 1.33%, due 5/15/03 (Note A)	1.33	15,000,000
15,000,000	Deutsche Bank AG, 1.42%, due 5/1/03 (Note A)	1.35	15,008,519
10,000,000	Svenska Handelsbanken AB, 2.27%, due 8/6/03	2.27	10,000,000
			47,007,193
	DOMESTIC BANK SUPPORTED OBLIGATIONS-13.5%		
3,000,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	3,000,000

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 8,855,000	Blue Hen Hotel, LLC (Univ. of DE Proj.) Ser. 2001, 1.35% (LIQ: PNC Bank, N.A.; GTY: Univ. of DE) (Note C)	1.33	$ 8,855,000
5,000,000	Bradford Capital Partners, Ser. 2000A, 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.48	5,000,000
1,800,000	CEGW, Inc., Ser. 1999, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	1,800,000
5,635,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	5,635,000
9,000,000	Fresh Advantage, Inc., Ser. 2001, 1.37% (LOC: Wachovia Bank, N.A.) (Note C)	1.37	9,000,000
5,710,000	General Secretariat of the OAS, Ser. A, 1.35% (LOC: Bank of America, N.A.) (Note C)	1.33	5,710,000
4,910,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	4,910,000
2,000,000	J.P.S. Properties Diversified, Inc., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	2,000,000
3,950,000	Rockwall Dirt Co., Ltd. (Floating Rate Option Notes), 1.50% (LOC: Bank One, N.A.) (Note C)	1.48	3,950,000
6,025,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	6,025,000
3,320,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	3,320,000
1,910,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	1,910,000
3,675,000	Yuengling Beer Co., Inc., Ser. 1999A, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	3,675,000
			64,790,000
	FOREIGN BANK SUPPORTED OBLIGATIONS-7.5%		
5,000,000	Banco Cuscatlan, S.A., Ser. A, 1.22%, due 7/10/03 (LOC: Banco Santander Central Hispano, S.A.)	1.23	4,988,139
3,000,000	Banco Cuscatlan, S.A., Ser. A, 1.33%, due 7/9/03 (LOC: Banco Santander Central Hispano, S.A.)	1.34	2,992,352
5,000,000	Banco Santander Brasil S.A., Grand Cayman Branch, 1.81%, due 5/7/03 (LOC: Barclays Bank PLC)	1.83	4,998,492
3,000,000	Brooksby Village, Inc., Ser. 2002, 1.40%, (LOC: LaSalle Bank, N.A.) (Note C)	1.38	3,000,000
5,000,000	Central American Bank for Economic Integration, 1.27%, due 11/5/03 (LOC: Barclays Bank PLC)	1.28	4,966,839
10,000,000	HBOS Treasury Services PLC, 1.33% (GTY: Bank of Scotland) (Note C)	1.33	10,000,000
5,245,000	St. Francis Place, CA (LP - St. Francis Place), MFH, Tax. Ser. 1998, 1.50% (LOC: Credit Suisse First Boston) (Notes C, D)	1.48	5,245,000
			36,190,822
	TOTAL BANK OBLIGATIONS-38.1%		**182,997,130**

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	TAXABLE MUNICIPAL OBLIGATIONS		
$ 6,000,000	City of San Jose Fin. Auth. Tax. Lease Rev. Bonds (Ice Ctr. of San Jose Refunding & Imp. Proj.) Ser. 2000C, 1.30% (LIQ: JPMorgan Chase Bank; Insured: MBIA) (Note C)	1.30	$ 6,000,000
1,000,000	Jackson County, AL, IDR Tax. (Beaulieu of America, Inc. Project) Ser. 1991, 5.00% (LOC: Fortis Bank) (Note C)	5.00	1,000,000
10,000,000	NY City Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds) Ser. 2002A, 1.31% (LOC: Bayerishe Landesbank GZ) (Note C)	1.31	10,000,000
	TOTAL TAXABLE MUNICIPAL OBLIGATIONS-3.5%		**17,000,000**
	FANNIE MAE-2.1%		
10,000,000	Mortgage-Backed Discount Notes, due 7/01/03	1.73	**9,971,025**
	TOTAL INVESTMENTS (cost $482,361,152)-100.4%		**482,361,152**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET-(0.4%)		**(1,828,420)**
	NET ASSETS-100.0%		**$ 480,532,912**

Please see accompanying notes to financial statements.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

U.S. Government Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	FEDERAL FARM CREDIT BANK-0.6%		
$ 2,500,000	Notes, 1.25%, due 8/26/03 (Note A)	1.25	$ **2,499,382**
	FEDERAL HOME LOAN BANK-16.1%		
50,000,000	Notes, 1.22%, due 5/6/03 (Note A)	1.22	49,987,048
1,000,000	Notes, 5.43%, due 2/23/04	1.23	1,033,641
5,000,000	Notes, 1.40%, due 3/29/04	1.40	4,997,628
10,000,000	Notes, 1.40%, due 4/13/04	1.40	10,000,000
5,000,000	Notes, 4.88%, due 4/16/04	1.30	5,168,511
			71,186,828
	FANNIE MAE-32.3%		
5,000,000	Mortgage-Backed Discount Notes, due 5/30/03	2.20	4,991,320
30,900,000	Mortgage-Backed Discount Notes, due 6/2/03	1.26	30,865,392
7,378,000	Mortgage-Backed Discount Notes, due 7/1/03	1.19	7,363,123
36,041,800	Mortgage-Backed Discount Notes, due 7/1/03	1.23	35,966,683
5,000,000	Mortgage-Backed Discount Notes, due 7/1/03	1.73	4,985,512
5,685,533	Mortgage-Backed Discount Notes, due 9/2/03	1.27	5,660,858
23,626,787	Mortgage-Backed Discount Notes, due 9/2/03	1.49	23,507,157
10,000,000	Mortgage-Backed Discount Notes, due 9/2/03	1.50	9,949,022
10,076,000	Mortgage-Backed Discount Notes, due 1/2/04	1.29	9,987,869
10,000,000	Mortgage-Backed Discount Notes, due 3/5/04	1.21	9,897,000
			143,173,936
	FREDDIE MAC-3.4%		
5,000,000	Mortgage-Backed Discount Notes, due 5/15/03	1.22	5,000,000
3,000,000	Notes, 3.50%, due 9/15/03	1.15	3,025,809
7,000,000	Notes, 3.75%, due 4/15/04	1.27	7,162,857
			15,188,666
	STUDENT LOAN MARKETING ASSOCIATION-4.5%		
10,000,000	Notes, 1.19%, due 8/15/03	1.19	10,008,129
10,000,000	Notes, 1.19%, due 8/21/03	1.19	10,009,200
			20,017,329
	U.S. GOVERNMENT GUARANTEED OBLIGATIONS-16.5%		
7,937,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/18/03	1.20	7,924,301
30,817,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/18/03	1.20	30,767,693
9,731,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/18/03	1.20	9,715,430

U.S. Government Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 10,000,000	Totem Ocean Trailer Express, Inc., Govt. Gtd. Ship Financing Notes, Ser. 2002-2, 1.27%, due 5/6/03 (Note A)	1.27	$ 10,000,000
14,570,000	Overseas Private Investment Corp. (OPIC) Ser. 1997-553-XXX, 1.25%, due 7/2/03 (Note A)	1.25	14,570,000
			72,977,424
	REPURCHASE AGREEMENTS-27.1%		
80,059,000	ABN Amro Bank, N.V. ~ 1.33%, dated 4/30/03, due 5/1/03 in the amount of $80,061,958 ~ fully collateralized by U.S. Government securities, coupon 3.15%-4.12%, maturity 8/15/03-7/29/04, value $81,681,468	1.33	80,059,000
40,000,000	Morgan Stanley Dean Witter ~ 1.31%, dated 4/30/03, due 5/1/03 in the amount of $40,001,456 ~ fully collateralized by U.S. Government securities, coupon 4.50%-6.00%, maturity 11/1/17-9/1/32, value $40,800,001	1.31	40,000,000
			120,059,000
	TOTAL INVESTMENTS (cost $445,102,565)-100.5%		**445,102,565**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET-(0.5%)		**(2,273,548)**
	NET ASSETS-100.0%		**$ 442,829,017**

Please see accompanying notes to financial statements.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Municipal Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	MUNICIPAL OBLIGATIONS:		
	ALABAMA-3.8%		
$ 1,000,000	Montgomery PCR Bonds (General Electric) 1.00%, due 8/14/03	1.00	**$ 1,000,000**
	CALIFORNIA -4.5%		
1,196,254	Newman Capital Trust, Cl. A, Ser. 2001-1, 1.56% (LIQ: Freddie Mac) (Notes C, D)	1.56	**1,196,254**
	FLORIDA-12.0%		
1,000,000	Dade Cnty. IDA Rev. Bonds (Dolphins Stadium Proj.) 1.35% (LOC: Societe Generale) (Note C)	1.35	1,000,000
1,000,000	Palm Beach County Rev. Bonds (Henry Flagler Proj.) 1.40% (LOC: Northern Trust Co.) (Note C)	1.40	1,000,000
1,200,000	Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. G, 1.05%, due 6/12/03 (SBPA: Landesbank Hessen-Theuringen GZ)	1.05	1,200,000
			3,200,000
	GEORGIA-0.8%		
203,000	Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A, 1.66% (LIQ: Bank of New York) (Notes C, D)	1.66	**203,000**
	ILLINOIS-12.7%		
500,000	DFA Rev. Bonds (Kindlon Partners Proj.) 1.46% (LOC: LaSalle National Bank) (Note C)	1.46	500,000
200,000	Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) 1.35% (LOC: LaSalle National Bank) (Note C)	1.35	200,000
930,000	HDA Rev. Bonds (MERLOT) Ser. A10, 1.25%, put 2/11/04 (LIQ: Wachovia Bank, N.A.) (Note E)	1.25	930,000
450,000	Lake Cty. Solid Waste Rev. Bonds, 1.64% (LOC: LaSalle National Bank) (Note C)	1.64	450,000
400,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.), 1.50% (LOC: JPMorgan Chase Bank) (Note C)	1.50	400,000
900,000	Southwestern IL Dev. Auth. Solid Waste Disp. Rev. Bonds (Shell Oil Co.-Wood River Proj.) Ser. 91, 1.40% (Note C)	1.40	900,000
			3,380,000
	KENTUCKY-5.3%		
400,000	Mayfield IDR Bonds (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996, 1.45% (LOC: PNC Bank N.A.) (Note C)	1.45	400,000

Municipal Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 1,000,000	Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) 1.50% (LOC: SunTrust Bank) (Note C)	1.50	$ 1,000,000
			1,400,000
	MASSACHUSETTS-5.3%		
400,000	IDA Rev. Bonds (October Co., Inc. Proj.) 1.45% (LOC: Fleet National Bank, N.A.) (Note C)	1.45	400,000
1,000,000	Pittsfield GO BANS, 2.25%, due 3/19/04	1.15	1,009,610
			1,409,610
	MISSISSIPPI-3.4%		
900,000	Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA, Inc. Proj.) 1.35% (Note C)	1.35	**900,000**
	NEVADA-1.9%		
500,000	Henderson Cty. Pub. Imp. Trust Rev. Bonds (Berry Plastics Corp. Proj.) Ser. 1991, 1.46% (LOC: Nationsbank, N.A.) (Note C)	1.46	**500,000**
	NEW JERSEY-4.5%		
1,200,000	EDA Rev. Bonds (Keystone Proj.) 0.95%, due 7/3/03 (LOC: Union Bank of Switzerland)	0.95	**1,200,000**
	OHIO-5.8%		
300,000	Columbus GO Bonds, 1.25% (LIQ: WestLB AG) (Note C)	1.25	300,000
250,000	Gateway EDC Rev. Bonds, 5.00%, due 9/1/03 (Insured: FSA)	1.35	253,031
1,000,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) 1.40% (Note C)	1.40	1,000,000
			1,553,031
	OKLAHOMA-8.3%		
700,000	Tulsa Cnty. IDA Rev. Bonds, 1.35% (LOC: BNP Paribas) (Note C)	1.35	700,000
495,000	Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A, 1.60%, put 5/15/03 (LOC: Bank of America, N.A.)	1.60	495,000
1,000,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 1.10%, put 9/2/03 (SBPA: Bayerische Landesbank GZ)	1.10	1,000,000
			2,195,000

Municipal Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	SOUTH CAROLINA-1.5%		
$ 400,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 1.40% (LOC: Union Bank of Switzerland) (Note C)	1.40	**$ 400,000**
	SOUTH DAKOTA-1.4%		
365,000	Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) 1.45% (SBPA: Norwest Corp.) (Note C)	1.45	**365,000**
	TEXAS -16.6%		
1,200,000	Austin Util. Sys. Rev. Bonds (Travis & Williamson Ctys.) 1.00%, due 8/14/03 (LOC: JPMorgan Chase Bank; Bayerische Landesbank GZ; State Street Bank)	1.00	1,200,000
1,200,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Corp. Proj.) 1.30% (Note C)	1.30	1,200,000
1,000,000	North Central Health Facs. Rev. Bonds (Methodist Hosp. of Dallas) Ser. B, 1.35% (LIQ: Dexia Credit Locale, S.A.) (Note C)	1.35	1,000,000
1,000,000	TRANS GO, 2.75%, due 8/29/03	1.37	1,004,475
			4,404,475
	VARIOUS STATES-3.3%		
382,057	Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2, 2.50% put 10/8/03 (LIQ: Pitney Bowes Credit Corp.) (Note D)	2.50	382,057
483,910	Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2, 2.00%, put 10/15/03 (LIQ: Pitney Bowes Credit Corp.) (Note D)	2.00	483,910
			865,967
	WASHINGTON-7.5%		
1,000,000	EDA Rev. Bonds (Seadrunar Proj.) 1.40% (LOC: US Bank, N.A.) (Note C)	1.40	1,000,000
1,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 1.45% (LOC: Bank of New York) (Note C)	1.45	1,000,000
			2,000,000
	WISCONSIN-1.9%		
500,000	HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B, 1.40% (LOC: US Bank, N.A.) (Note C)	1.40	**500,000**
	TOTAL MUNICIPAL OBLIGATIONS (cost $26,672,337)-100.5%		**26,672,337**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET-(0.5%)		**(130,705)**
	NET ASSETS-100.0%		**$ 26,541,632**

Please see accompanying notes to financial statements.

Notes to Schedules of Investments

April 30, 2003

(A) Variable rate note securities. The rates shown are the current rates on April 30, 2003. Dates shown represent the next interest reset date.

(B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2003, the value of these securities amounted to $16,000,000 representing 3.3% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to $223,527,079, or 46.5% of net assets of the Money Market Portfolio and $2,265,221, or 8.5% of net assets of the Municipal Portfolio.

(E) Security purchased on a when-issued basis.

(F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

Description of Abbreviations

BANS	Bond Anticipation Notes
CP	Commercial Paper
DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corp.
FSA	Financial Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HEFA	Health and Education Facilities Authority
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFH	Multi Family Housing
MTN	Medium Term Note
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
SFM	Single Family Mortgages
TRANS	Tax Revenue Anticipation Notes

Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio (three of the portfolios comprising National Investors Cash Management Fund, Inc.) as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio at April 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

New York, New York
June 10, 2003

Directors and Officers Information (Unaudited)

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served[†]
Independent Directors		
RICHARD W. DALRYMPLE National Center for Disability Services 201 IU Willets Road Albertson, NY 11507-1599 Age 59	Director	Since 9/8/99
PETER B.M. EBY 6 Corrigan Close Toronto, Ontario Canada, M4N 3U6 Age 64	Director	Since 6/6/02
THEODORE ROSEN 100 Wall Street New York, NY 10005 Age 78	Director	Since 2/26/98
Interested Director		
JAMES F. RITTINGER[†††] 100 Wall Street New York, NY 10005 Age 55	Chairman, Director	Since 2/26/98

The following table contains information regarding the Fund's Directors and Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Directors." A Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director." "Fund Complex" includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††
Chief Operating Officer of National Center for Disability Services since 2001; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	17	None
Vice Chairman and Director of Nesbitt Burns, Inc. until October 1998.	17	Director of Leons Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.
From December 1995 through February 1998, a Director of TD Waterhouse Family of Funds, Inc.; since 1993, a Managing Director of Burnham Securities, Inc.; currently Chairman of Marathon Capital LLC, a merchant banking firm; was founder and Chairman of the Board of U.S. Energy Systems, Inc.; from 1991 to 1993, Senior Vice President at Oppenheimer & Co., and from 1989 to 1991 was a Vice President-Sales at Smith Barney; prior to 1989, held senior management positions with other firms including Morgan Stanley & Co., Ladenburg Thalman, and Burnham & Co.; founder and President of Summit Capital Group, a money management and investment banking firm.	4	None
Since 1979, Partner at Satterlee Stephens Burke Burke & Burke LLP, a law firm; from 1987 through 1996, a member of the Board of Directors of Waterhouse Investor Services, Inc., a New York Stock Exchange listed company; from 1983 through 1994, served as Justice of the Village of Briarcliff Manor, New York; a member of the Association of the Bar of the State of New York.	4	None

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served[†]
Officers Who Are Not Directors[††††]		
GEORGE O. MARTINEZ c/o BISYS Fund Services 60 State Street, Suite 1300 Boston, MA 02109 Age 43	President and Chief Executive Officer	Since 6/5/02
CHRISTOPHER SALFI c/o SEI Investments 530 East Swedesford Road Wayne, PA 19087-1693 Age 39	Treasurer and Chief Financial Officer	Since 3/6/03
JENNIFER A. BAILEY c/o BISYS Fund Services 90 Park Avenue, 10th Floor New York, NY 10016 Age 34	Vice President and Secretary	Since 9/19/02
MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 43	Vice President and Assistant Secretary	Since 11/2/99
THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Vice President and Assistant Treasurer	Since 1/4/99

[†] There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.

[††] In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of April 30, 2003. This does not include directorships held by a Director in the Fund Complex.

[†††] Mr. Rittinger is considered an "interested person" of the Fund under the 1940 Act because he is a Partner of the law firm that acts as legal counsel for the Administrator and Shareholder Servicing Agent of the Fund Complex.

[††††] Prior to March 6, 2003, Mary A. Nelson was Treasurer and Chief Financial Officer of the Fund Complex.

Principal Occupation(s) During Past 5 Years
Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson; and from March 1995 to February 1998, Senior Vice President and Director of Administration and Regulatory Services of BISYS Fund Services.
Since January 1998, Fund Accounting Director – SEI Investments; from March 1994 to January 1998, Fund Accounting Manager for SEI Investments.
Since September 2002, Senior Counsel to BISYS Fund Services, Inc.; from June 2000 to September 2002, Associate of Paul, Weiss, Rifkin, Wharton & Garrison; from June 1999 to June 2000, Counsel to BISYS Fund Services, Inc.; and from April 1994 to June 1999, Counsel to The Dreyfus Corporation.
Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.
Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1995 to 1997, Vice President and Administrative Manager of Prudential Securities, Inc.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

Board of Directors and Executive Officers

DIRECTORS

James F. Rittinger†
Partner
Satterlee Stephens
Burke & Burke LLP

Theodore Rosen
Managing Director of Burnham
Securities, Inc. and Chairman
of the Board of
Marathon Capital LLC

Richard W. Dalrymple
Chief Operating Officer of
National Center for
Disability Services

Peter B. M. Eby
Corporate Director of
George Weston Ltd.

EXECUTIVE OFFICERS

George O. Martinez*
President and
Chief Executive Officer

Christopher Salfi
Treasurer and
Chief Financial Officer

**Affiliated person of the Distributor*
†*Interested Director*

TD WATERHOUSE ASSET MANAGEMENT, INC.

Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli
Chairman, President,
Chief Operating Officer
and Chief Executive Officer

Richard H. Neiman
Executive Vice President,
General Counsel and Secretary

SENIOR OFFICERS

David A. Hartman
Senior Vice President and
Chief Investment Officer

B. Kevin Sterns
Executive Vice President,
Chief Financial Officer
and Treasurer

Michele R. Teichner
Senior Vice President
Compliance, Administration
and Operations

TD WATERHOUSE ASSET MANAGEMENT, INC.

Service Providers

Investment Manager
TD Waterhouse Asset
Management, Inc.
100 Wall Street
New York, NY 10005

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109

Transfer Agent
National Investor Services Corp.
55 Water Street
New York, NY 10041

Administrator & Shareholder Servicing
TD Waterhouse Investor
Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Directors Counsel
Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY 10019

DEAR SHAREHOLDER:

I am pleased to provide you with the National Investors Cash Management Fund (the "Funds") annual report for the year ended April 30, 2003.

Uncertainty kept the markets unsettled during this period. Uncertainty is a recurring theme in financial markets. History is bookmarked with bouts of market turmoil sparked by unexpected economic, financial or geopolitical events; some more serious than others.

With time, however, the negative impact of uncertainty on the markets is surmountable. Therefore, it's important that investors are well-positioned for any market environment. That means establishing an appropriate financial plan designed to achieve your long-term goals.

Money market funds have a role to play in such a financial plan. They enhance diversification, offering another option for spreading risk among different investments, thereby limiting the vulnerability of your portfolio. They also provide a vehicle for keeping cash readily available for investment opportunities as they arise. TD Waterhouse money market funds are well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Frank J. Petrilli
Chairman
National Investor Services Corp.
June 25, 2003

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. For a prospectus containing complete information about the Funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.

Financial markets remained volatile during the year ended April 30, 2003, as mixed data and geopolitical uncertainty continued to cloud the outlook for U.S. economic recovery.

Investors became optimistic after the Republicans won control of Congress in November's mid-term elections on expectations this would give President Bush the possible backing for more tax cuts and increased government spending. Fiscal stimulus was seen as a timely economic tonic that would lay the foundation for a turnaround in corporate earnings growth, leading to higher business spending and job growth.

In the early part of the new year, however, investors turned their attention back to geopolitical concerns, namely the possibility of war with Iraq and the potential impact that a lengthy conflict could have on economic growth and corporate profits. The result was heightened volatility. Markets began to stabilize once military operations got underway and confidence mounted that the war would likely be over relatively quickly.

Fixed-income investments moved in and out of favor, as investors wrestled with all the uncertainty, but generally benefited from their appeal as a safe haven, as well as from continued low interest rates and subdued inflation. These factors pushed yields down across the yield curve, driving bond prices higher. Corporate issues followed a similar pattern, increasing in value in an overall flight to bonds, as investors sought higher income payouts. They received a further boost as companies, in a move to strengthen their balance sheets, paid down debt.

A big question mark remains for the economic outlook. Reports continue to provide mixed messages on the current state of the economy and whether the recovery has stalled. On the plus side, the war in Iraq has wound down, taking pressure off energy prices. Corporate earnings growth has shown signs of improvement, breathing new life into the stock market. All this has bolstered consumer confidence and raised investors' hope for a rebound in consumer spending and business investment. Both slowed in the first quarter of 2003 amid war jitters, resulting in lower-than-expected GDP (Gross Domestic Product) growth for the same period.

Still, these uncertain times have continued to be marked by the loss of jobs this year, notably in the manufacturing sector. Slowing manufacturing activity, one of the missing links of the economic recovery, suggests the turnaround in the sector that began in late 2001 may be faltering for a second time. This weakness may be a result of apprehensions over the war in Iraq or a deeper problem in business capital spending. The sector had to

overcome three setbacks before pulling ahead following the 1990-91 recession. Better-than-expected improvement in the manufacturing data in May has provided encouragement the sector may have regained its footing.

The Federal Reserve Open Market Committee ("Federal Reserve") has maintained a close watch on economic developments, looking for a clearer picture to emerge. It has acknowledged that geopolitical concerns have hampered economic activity. In addition, the Federal Reserve indicated that the economic outlook was so murky during the lead-up to war that it could not "usefully characterize the current balance of risks" between growth and inflation.

Since the war, the Federal Reserve's main concern hasn't been so much further weakness in the economy; it sees the potential for sustainable growth down the road. Its fear is that in the meantime inflation might decline substantially from its already low level, which could put pressure on profit margins and hinder a recovery in business spending. Federal Reserve Chairman Alan Greenspan noted in his most recent testimony to Congress that "many more weeks of data will be needed to confidently discern the underlying trends" in the economy.

His comments increased expectations of another rate reduction in the near term. The debate in the market was whether it would be 0.25% or 0.50%. The answer came at the Federal Reserve's most recent policy meeting, as the target Federal Funds rate was trimmed by 0.25% to 1.00% – the lowest level since 0.68% in July 1958.

In a statement accompanying the decision, the Federal Reserve said, "Recent signs point to a firming in spending, markedly improved financial conditions, and labor and product markets that are stabilizing. The economy, nonetheless, has yet to exhibit sustainable growth."

The environment appears to favor continued low levels of interest rates and contained inflation, which may provide stability for interest-sensitive investments.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

David Hartman

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.

June 25, 2003

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share.

Distributor: Funds Distributor, Inc.

National Investors Cash Management Fund, Inc.

	PORTFOLIO SUMMARY AS OF 4/30/03
	Money Market Plus Invests in high-quality money market securities
Seven-Day Yield*	**1.03%**
Seven-Day Effective Yield*	**1.04%**

Maturity Composition**

Average maturity is the weighted average of the number of days to the maturity date or earliest date to put or demand the principal and interest of a security.

Average Maturity: 61 days

1-30 days	71.2
31-60 days	5.6
61-90 days	12.0
Over 90 days	11.2



Portfolio Composition**

All figures are shown as a percentage of the Portfolio's investments. All of the Portfolio's securities are in the top tier of credit quality.

By Security Type



1
2
3
4

1.	48.2%	Corporate Obligations
2.	33.4%	Bank Obligations
3.	12.9%	Government Obligations/ Repurchase Agreements
4.	5.5%	Taxable Municipal Commercial Paper

* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Money Market Plus Portfolio's seven-day yield and seven-day effective yield would have been 0.85% and 0.86%, respectively.

** Portfolio composition is subject to change.

Statement of Assets and Liabilities

April 30, 2003

	Money Market Plus Portfolio
Assets	
Investments in securities, at value (including repurchase agreements of $23,693,000)	$ 221,863,802
Cash	4,663
Receivable for capital shares sold	2,248,698
Interest receivable	263,598
Prepaid expenses	24,709
TOTAL ASSETS	224,405,470
Liabilities	
Payable for capital shares redeemed	258,237
Payable for securities purchased	5,000,000
Payable to Investment Manager and its affiliates (Note 3)	47,509
Accrued expenses	6,722
Dividends payable to shareholders	6,189
TOTAL LIABILITIES	5,318,657
Net Assets	$ 219,086,813
Net assets consist of:	
Paid-in-capital	$ 219,086,479
Undistributed net investment income	334
Net assets, at value	$ 219,086,813
Shares outstanding ($.0001 par value common stock, 20 billion shares authorized)	219,086,479
Net asset value, redemption price and offering price per share (Note 2)	$ 1.00

Please see accompanying notes to financial statements.

Statement of Operations

For the Year Ended April 30, 2003

	Money Market Plus Portfolio
Investment Income	
Interest income	$ 2,258,160
Expenses	
Investment management fees (Note 3)	462,020
Administration fees (Note 3)	132,005
Shareholder servicing fees (Note 3)	66,005
Transfer agent fees (Note 3)	66,005
Registration fees	27,532
Professional fees	18,652
Custody fees	17,303
Directors' fees (Note 4)	10,315
Shareholder reports and mailing fees	7,357
Other expenses	5,722
Total Expenses	812,916
Fees waived by the Investment Manager and its affiliates (Note 3)	(234,197)
Net Expenses	578,719
Net Investment Income	1,679,441
NET REALIZED GAINS FROM SECURITY TRANSACTIONS	11,291
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,690,732

Please see accompanying notes to financial statements.

Statement of Changes in Net Assets

	Money Market Plus Portfolio	
	Year Ended April 30, 2003	Period Ended April 30, 2002*
OPERATIONS:		
Net investment income	$ 1,679,441	$ 55,409
Net realized gains from security transactions	11,291	115
Net increase in net assets from operations	1,690,732	55,524
DISTRIBUTIONS TO SHAREHOLDERS:		
From net investment income	(1,679,441)	(55,409)
From net realized gains on security transactions	(11,072)	—
	(1,690,513)	(55,409)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):		
Proceeds from shares sold	361,111,332	50,000,001
Shares issued in reinvestment of dividends	1,686,543	53,190
Payments for shares redeemed	(193,764,587)	—
Net increase in net assets from capital share transactions	169,033,288	50,053,191
Total Increase in Net Assets	169,033,507	50,053,306
NET ASSETS:		
Beginning of period	50,053,306	—
End of period	$ 219,086,813	$ 50,053,306
Undistributed net investment income	$ 334	$ —

*Portfolio commenced operations on April 4, 2002.

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

	Money Market Plus Portfolio	
	Year Ended April 30, 2003	Period Ended April 30, 2002*
Per Share Operating Performance		
Net asset value, beginning of period	$ 1.000	$ 1.000
Net investment income	0.013	0.001
Distributions from net investment income	(0.013)	(0.001)
Distributions from capital gains	(0.000)**	—
Net asset value, end of period	$ 1.000	$ 1.000
Ratios		
Ratio of expenses to average net assets	0.44%	0.45%(A)
Ratio of net investment income to average net assets	1.27%	1.56%(A)
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.18%	0.34%(A)
Supplemental Data		
Total investment return(B)	1.35%	1.53%(A)
Net assets, end of period	$ 219,086,813	$ 50,053,306
Average net assets	$ 132,010,681	$ 50,002,109

* Portfolio commenced operations on April 4, 2002.
** Amount represents less than $0.001 per share.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Notes to Financial Statements — April 30, 2003

Note 1 — Organization

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Money Market Plus Portfolio, Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio are each diversified within the meaning of the Act. The financial statements of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio are not presented herein, but are presented separately. The Money Market Plus Portfolio (the "Portfolio") commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Use of Estimates — The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires the use of management estimates and assumptions. Actual results could differ from these estimates.

Securities Valuation — The Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2003, the cost of investments of the Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Computation of Net Asset Value — It is the Portfolio's policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Repurchase Agreements — The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the Portfolio's "Investment Manager"), subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities

Notes to Financial Statements — April 30, 2003

at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, the Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. With respect to the Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to the Portfolio are charged to the Portfolio's operations. Expenses that are applicable to more than one series of the Fund, including the Portfolio, are allocated on a pro rata basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

There is a written agreement by the Investment Manager and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio's fiscal year ending April 30, 2003 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio's total operating expenses will not exceed 0.45% on an annual basis during each fiscal year.

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the

Notes to Financial Statements — April 30, 2003

investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets over $2 billion. For the year ended April 30, 2003, the Investment Manager voluntarily waived management fees of $37,640 for the Portfolio.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for such Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Portfolio's average daily net assets. For the year ended April 30, 2003, TD Waterhouse voluntarily waived administrative fees of $132,011 for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of .05 of 1% of average daily net assets.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the year ended April 30, 2003, the Transfer Agent voluntarily waived transfer agency fees of $64,546 for the Portfolio.

Note 4 — Directors' Fees

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1. a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4. a meeting fee of $3,000 for each meeting attended.

Notes to Financial Statements — April 30, 2003

Compensation is allocated among the investment companies and their series, including the Portfolio.

Note 5 — Federal Income Taxes

It is the Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of April 30, 2003 the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. The tax character of distributions paid to shareholders during the years ended April 30, 2003 and 2002 were all ordinary income.

During the year ended April 30, 2003, as a result of permanent book to tax differences the Portfolio decreased accumulated net realized gains from securities transactions and increased undistributed net investment income by $334.

Note 6 — Federal Tax Information (Unaudited)

As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio's taxable ordinary dividends and capital gains distributions paid (if any) for the 2003 calendar year in 2004.

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC

Money Market Plus Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	CORPORATE OBLIGATIONS		
	ASSET-BACKED OBLIGATIONS—25.0%		
$ 3,500,000	Belford U.S. Capital Co., LLC, 1.30%, due 5/08/03 (Notes A, C)	1.30	$ 3,500,000
1,000,000	Belford U.S. Capital Co., LLC, 1.33%, due 5/19/03 (Notes A, C)	1.33	1,000,000
2,000,000	Belford U.S. Capital Co., LLC, 1.50%, due 1/7/04 (Note C)	1.50	2,000,000
1,000,000	CORSAIR Trust I-1003, 1.50%, due 5/29/03 (CREDIT: AIG Funding, Inc.; Counterparty: JPMorgan Chase Bank) (Notes A, C, D)	1.50	1,000,000
2,000,000	Credit and Repackaged Secs. Ltd., Ser. 2002-4 MTN, 1.58%, due 5/01/03 (CREDIT: BellSouth Corp.; Counterparty: Goldman Sachs & Co.) (Notes A, C, D)	1.58	2,000,000
3,000,000	Credit and Repackaged Secs. Ltd., Ser. 2002-8 MTN, 1.59%, due 5/12/03 (CREDIT: AIG Funding Inc.; Counterparty: Goldman Sachs & Co.) (Notes A, C, D)	1.59	3,000,000
5,000,000	Holdenby Capital Co., LLC, 1.28%, due 7/25/03 (LIQ: CDC IXIS) (Note C)	1.28	4,984,889
4,000,000	Holdenby Capital Co., LLC, 1.29%, due 5/14/03 (LIQ: CDC IXIS) (Note C)	1.29	3,998,137
3,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.29%, due 3/22/04 (Note C)	1.29	3,000,000
5,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.31%, due 5/28/03 (Notes A, C)	1.32	4,999,630
5,000,000	Long Lane Master Trust IV, Ser. 1999-A, 1.26%, due 5/6/03 (CREDIT: FleetBoston Financial Corp.) (Notes A, C)	1.26	4,999,125
4,000,000	Long Lane Master Trust IV, Ser. 1999-A, 1.29%, due 5/20/03 (CREDIT: FleetBoston Financial Corp.) (Notes A, C)	1.29	3,997,277
8,000,000	Metropolitan Life Global Funding I, 1.33%, due 5/28/03 (Notes A, C)	1.33	8,000,000
5,000,000	RACERS Trust, Ser. 2001-8-MM, Cl. A-2, 1.56%, due 5/1/03 (CREDIT: ZCM Matched Funding Corp.) (Notes A, C)	1.56	5,000,000
2,400,000	Zurich Trust Certificate Program, Ser. ZTC-2T, Cl. A Certs., 1.52%, due 5/24/03 (GTY: ZCM Matched Funding Corp.) (Notes A, C)	1.52	2,400,000
1,000,000	Zurich Trust Certificate Program, Ser. ZTC-41T, Cl. A, Certs., 1.52%, due 5/27/03 (GTY: ZCM Matched Funding Corp.) (Notes A, C)	1.52	1,000,000
			54,879,058
	BROKER/DEALER OBLIGATIONS—7.1%		
5,000,000	Bear Stearns Cos., Inc., 2.39%, due 6/20/03	1.30	5,007,409
3,000,000	Credit Suisse First Boston (USA), Inc., 1.85%, due 7/18/03 (Note A)	1.38	3,003,021
2,000,000	Merrill Lynch & Co., Inc., 1.36%, due 5/12/03 (Note A)	1.36	2,000,000

Money Market Plus Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 2,500,000	Merrill Lynch & Co., Inc., 1.61%, due 5/15/03 (Note A)	1.36	$ 2,501,821
3,000,000	Merrill Lynch & Co., Inc., 1.63%, due 5/30/03 (Note A)	1.34	3,000,794
			15,513,045
	EXTENDIBLE COMMERCIAL NOTES—4.6%		
5,000,000	ASAP Funding Inc., 1.28%, due 5/29/03 (CREDIT: Bank of America Corp., Citigroup, Inc.) (Notes C, F)	1.28	4,995,022
5,000,000	ASAP Funding Inc., 1.30%, due 6/2/03 (CREDIT: Bank of America Corp.; Citigroup, Inc.) (Notes C, F)	1.30	4,994,222
			9,989,244
	FINANCE & INSURANCE OBLIGATIONS—9.8%		
3,000,000	American Express Credit Corp., 1.38%, due 5/12/03 (Note A)	1.32	3,000,937
3,000,000	Associates Corp. N.A., 1.60%, due 5/8/03 (GTY: Citicorp N.A.) (Note A)	1.33	3,000,159
2,500,000	Kokomo Grain Co., Inc. Ser. 2002-A, 1.37% (Notes B, C)	1.37	2,500,000
5,000,000	MBIA Global Funding LLC, 1.31%, due 5/19/03 (Notes A, C)	1.31	4,999,725
2,000,000	Sigma Finance Inc., 1.19%, due 8/26/03 (Note C)	1.19	1,992,330
5,000,000	Sigma Finance Inc., 1.27%, due 3/18/04 (Note C)	1.27	4,999,560
1,000,000	ZCM Matched Funding Corp., 1.35%, due 5/2/03 (GTY: Zurich Insurance Co.) (Note C)	1.35	999,963
			21,492,674
	INDUSTRIAL & OTHER OBLIGATIONS—2.3%		
5,000,000	BellSouth Corp., 4.16%, due 4/26/04 (Note C)	1.46	**5,133,590**
	TOTAL CORPORATE OBLIGATIONS—48.8%		**107,007,611**
	BANK OBLIGATIONS		
	BANK NOTES—6.8%		
2,500,000	ABN Amro Bank N.V., 1.49%, due 5/19/03 (CREDIT: General Electric Capital Corp.; Counterparty: ABN Amro Bank N.V.) (Notes A, C, D)	1.49	2,500,000
2,000,000	ABN Amro Bank N.V., 1.56%, due 5/8/03 (CREDIT: General Electric Capital Corp.; Counterparty: ABN Amro Bank N.V.) (Notes A, C)	1.58	2,000,000
5,000,000	Bank of New York Co. Inc., 1.31%, due 5/27/03 (Note A)	1.31	5,000,000
2,500,000	Deutsche Bank AG, 1.40%, due 6/2/03 (Notes A, C)	1.20	2,500,588
2,800,000	Deutsche Bank AG, 1.45%, due 5/11/03 (Notes A, C)	1.33	2,800,100
			14,800,688
	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—4.6%		
1,000,000	Barclays Bank PLC, 1.09%, due 12/15/03	1.12	999,811

Money Market Plus Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 5,000,000	Canadian Imperial Bank of Commerce, 1.33%, due 5/15/03 (Note A)	1.33	$ 5,000,000
2,000,000	Deutsche Bank AG, 1.42%, due 5/1/03 (Note A)	1.35	2,001,144
2,000,000	Svenska Handelsbanken AB, 2.27%, due 8/6/03	2.27	2,000,000
			10,000,955
	DOMESTIC BANK SUPPORTED OBLIGATIONS—12.6%		
2,075,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note B)	1.34	2,075,000
1,435,000	Butler County Surgical Properties, LLC Adj. Rate Tax. Secs., Ser. 1999, 1.36%, (LOC: Fifth Third Bank) (Note B)	1.34	1,435,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 1.36% (LOC: Fifth Third Bank) (Note B)	1.34	500,000
2,000,000	DBH Assoc. Ohio LP Adj. Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note B)	1.34	2,000,000
650,000	Dominican Sisters, St. Mary's of The Springs, Tax. Secs., Ser. 2000, 1.36% (LOC: Fifth Third Bank) (Note B)	1.34	650,000
1,500,000	EXAL Corp., Ser. 2003, 1.36% (LOC: Fifth Third Bank) (Note B)	1.34	1,500,000
4,000,000	Galloway Co., Ser. 2003, 1.45%, (LOC: Bank One, N.A.) (Note B)	1.43	4,000,000
2,400,000	The Garlands of Barrington Lenders Inc., Tax. Secs., Ser. 2002B, 1.35% (LOC: Bank One, N.A.) (Note B)	1.33	2,400,000
1,445,000	General Secretariat of the OAS, Tax. Secs., Ser. A, 1.35% (LOC: Bank of America, N.A.) (Note B)	1.33	1,445,000
5,000,000	NATC California LLC, 1.25%, due 7/28/03 (LOC: JPMorgan Chase Bank)	1.25	4,984,722
4,495,000	The Scranton Times, LP, Ser. 1997, 1.35% (LOC: PNC Bank, N.A.) (Note B)	1.35	4,495,000
1,500,000	South Central Communications Corp., Adj. Rate Tax. Secs., Ser. 2003, 1.31% (LOC: Fifth Third Bank) (Note B)	1.31	1,500,000
750,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note B)	1.34	750,000
			27,734,722
	FOREIGN BANK SUPPORTED OBLIGATIONS—9.8%		
2,500,000	Banco Cuscatlan, S.A., Ser. A, 1.22%, due 7/10/03 (LOC: Banco Santander Central Hispano, S.A.)	1.23	2,494,069
3,000,000	Banco Cuscatlan, S.A., Ser. A, 1.33%, due 7/9/03 (LOC: Banco Santander Central Hispano, S.A.)	1.34	2,992,352
3,000,000	Banco Santander Brasil, S.A. Grand Cayman Branch, 1.81%, due 5/7/03 (LOC: Barclays Bank PLC)	1.83	2,999,095
3,000,000	Brooksby Village, Inc., Ser. 2002, 1.40% (LOC: LaSalle Bank, N.A.) (Note B)	1.38	3,000,000
3,000,000	Central American Bank for Economic Integration, 1.27%, due 11/5/03 (LOC: Barclays Bank PLC)	1.28	2,980,103

NATIONAL INVESTORS CASH MANAGEMENT FUND, INC

Money Market Plus Portfolio · Schedule of Investments

April 30, 2003

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 5,000,000	HBOS Treasury Services PLC, 1.33% (GTY: Bank of Scotland) (Notes B, E)	1.33	$ 5,000,000
2,000,000	SK Global America, Inc., 1.17%, due 7/7/03 (LOC: Societe Generale)	1.17	1,995,645
			21,461,264
	TOTAL BANK OBLIGATIONS—33.8%		**73,997,629**
	TAXABLE MUNICIPAL OBLIGATIONS		
1,800,000	CA Infrastructure & Econ. Dev. Bank Tax. IDR Ser. 2003B (Surtec, Inc. Proj.), 1.53% (LOC: Comerica Bank) (Note B)	1.51	1,800,000
1,000,000	CO HFA Multi Family Proj. Bonds Cl. 1 Tax. Adj. Rate Bonds 2002 Ser. B-1, 2.20%, due 7/25/03 (LIQ: FHLB)	2.00	1,000,049
1,000,000	FL HFC Tax. Housing Rev. Bonds 1999 Ser. G-2 (Valencia Village Apts.), 1.45% (CREDIT: Fannie Mae) (Note B)	1.43	1,000,000
1,150,000	FL HFC Tax. Housing Rev. Bonds 2000 Ser. E-2 (Waterford Pointe Apts.), 1.45% (CREDIT: Fannie Mae) (Note B)	1.43	1,150,000
1,000,000	Greenville Memorial Auditorium Dist. Pub. Facs. Corp., SC Tax. COP (Bi-Lo Center Proj.) Ser. 1998C, 1.45% (LOC: Bank of America, N.A.) (Note B)	1.43	1,000,000
4,610,000	IL DFA, IDR (MZG Assoc. LLC Proj.), Tax. Secs., Ser. 2000, 1.50% (LOC: FHLB) (Note B)	1.48	4,610,000
1,120,000	IL Student Asst. Comm., Student Loan Rev. Bonds, Tax. Secs., Ser. 1998B, 1.32% (LIQ: Bank of America NT & SA; GTY: MBIA) (Note B)	1.30	1,120,000
500,000	MD HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 1.35% (LOC: Wachovia Bank, N.A) (Note B)	1.35	500,000
	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—5.6%		**12,180,049**
	FANNIE MAE—2.3%		
5,000,000	Mortgage-Backed Discount Notes, due 7/1/03	1.73	**4,985,513**
	REPURCHASE AGREEMENT—10.8%		
23,693,000	ABN Amro Bank, N.V. ~ 1.33%, dated 4/30/03, due 5/1/03 in the amount of $23,693,875 fully collateralized by U.S. Government securities, coupon 0.00%-5.50%, maturity 8/22/03-2/15/08, value $24,167,529		**23,693,000**
	TOTAL INVESTMENTS (cost $221,863,802)—101.3%		**221,863,802**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.3)%		**(2,776,989)**
	NET ASSETS—100.0%		**$ 219,086,813**

Notes to Schedules of Investments

April 30, 2003

(A) Variable rate note securities. The rates shown are the current rates on April 30, 2003. Dates shown represent the next interest reset date.

(B) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to $95,294,158, or 43.5% of net assets of the Money Market Plus Portfolio.

(D) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2003, the value of these securities amounted to $8,500,000, representing 3.9% of net assets of the Money Market Plus Portfolio.

(E) Security purchased on a when-issued basis.

(F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

Description of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
DFA	Development Finance Authority
GTY	Guarantee
FHLB	Federal Home Loan Bank
HEFA	Health & Education Facilities Authority
HFA	Housing Finance Authority
HFC	Housing Finance Corporation
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTN	Medium Term Note
SBPA	Standby Bond Purchase Agreement

Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Money Market Plus Portfolio (one of the portfolios comprising National Investors Cash Management Fund, Inc.) as of April 30, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Plus Portfolio at April 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

New York, New York
June 10, 2003

Directors and Officers Information (Unaudited)

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served[†]
Independent Directors		
RICHARD W. DALRYMPLE National Center for Disability Services 201 IU Willets Road Albertson, NY 11507-1599 Age 59	Director	Since 9/8/99
PETER B.M. EBY 6 Corrigan Close Toronto, Ontario Canada, M4N 3U6 Age 64	Director	Since 6/6/02
THEODORE ROSEN 100 Wall Street New York, NY 10005 Age 78	Director	Since 2/26/98
Interested Director		
JAMES F. RITTINGER[†††] 100 Wall Street New York, NY 10005 Age 55	Chairman, Director	Since 2/26/98

The following table contains information regarding the Fund's Directors and Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Directors." A Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director." "Fund Complex" includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††
Chief Operating Officer of National Center for Disability Services since 2001; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	17	None
Vice Chairman and Director of Nesbitt Burns, Inc. until October 1998.	17	Director of Leons Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.
From December 1995 through February 1998, a Director of TD Waterhouse Family of Funds, Inc.; since 1993, a Managing Director of Burnham Securities, Inc.; currently Chairman of Marathon Capital LLC, a merchant banking firm; was founder and Chairman of the Board of U.S. Energy Systems, Inc.; from 1991 to 1993, Senior Vice President at Oppenheimer & Co., and from 1989 to 1991 was a Vice President-Sales at Smith Barney; prior to 1989, held senior management positions with other firms including Morgan Stanley & Co., Ladenburg Thalman, and Burnham & Co.; founder and President of Summit Capital Group, a money management and investment banking firm.	4	None
Since 1979, Partner at Satterlee Stephens Burke Burke & Burke LLP, a law firm; from 1987 through 1996, a member of the Board of Directors of Waterhouse Investor Services, Inc., a New York Stock Exchange listed company; from 1983 through 1994, served as Justice of the Village of Briarcliff Manor, New York; a member of the Association of the Bar of the State of New York.	4	None

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served[†]
Officers Who Are Not Directors[††††]		
GEORGE O. MARTINEZ c/o BISYS Fund Services 60 State Street, Suite 1300 Boston, MA 02109 Age 43	President and Chief Executive Officer	Since 6/5/02
CHRISTOPHER SALFI c/o SEI Investments 530 East Swedesford Road Wayne, PA 19087-1693 Age 39	Treasurer and Chief Financial Officer	Since 3/6/03
JENNIFER A. BAILEY c/o BISYS Fund Services 90 Park Avenue, 10th Floor New York, NY 10016 Age 34	Vice President and Secretary	Since 9/19/02
MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 43	Vice President and Assistant Secretary	Since 11/2/99
THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Vice President and Assistant Treasurer	Since 1/4/99

[†] There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.

[††] In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the 1940 Act, as of April 30, 2003. This does not include directorships held by a Director in the Fund Complex.

[†††] Mr. Rittinger is considered an "interested person" of the Fund under the 1940 Act because he is a Partner of the law firm that acts as legal counsel for the Administrator and Shareholder Servicing Agent of the Fund Complex.

[††††] Prior to March 6, 2003, Mary A. Nelson was Treasurer and Chief Financial Officer of the Fund Complex.

Principal Occupation(s) During Past 5 Years
Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson; and from March 1995 to February 1998, Senior Vice President and Director of Administration and Regulatory Services of BISYS Fund Services.
Since January 1998, Fund Accounting Director – SEI Investments; from March 1994 to January 1998, Fund Accounting Manager for SEI Investments.
Since September 2002, Senior Counsel to BISYS Fund Services, Inc.; from June 2000 to September 2002, Associate of Paul, Weiss, Rifkin, Wharton & Garrison; from June 1999 to June 2000, Counsel to BISYS Fund Services, Inc.; and from April 1994 to June 1999, Counsel to The Dreyfus Corporation.
Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.
Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1995 to 1997, Vice President and Administrative Manager of Prudential Securities, Inc.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable – only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation thereof, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. **Not applicable.**

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

(Registrant) National Investors Cash Management Fund, Inc.

By (Signature and Title)* /s/ George O. Martinez George O. Martinez, President

Date July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George O. Martinez George O. Martinez, President

Date July 7, 2003

By (Signature and Title)* /s/ Christopher Salfi Christopher Salfi, Treasurer

Date July 7, 2003

*Print the name and title of each signing officer under his or her signature.